Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

The Company has evaluated subsequent events for potential recognition and/or disclosure through the date these consolidated financial statements were issued.

Xenith Merger
On February 10, 2016, the Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with Xenith Bankshares, Inc. (“Xenith”), a Virginia corporation, the holding company for Xenith Bank. The Merger Agreement provides that, upon the terms and subject to the conditions set forth therein, Xenith will merge with and into the Company (the “Merger”), with the Company as the surviving corporation in the Merger. Under the terms of the agreement, Xenith shareholders will receive 4.4 shares of Company common stock for each share of Xenith common stock. Based on the closing price of the Company’s common stock on February 10, 2016, the transaction was valued at approximately $107.2 million. Upon closing, the Company's shareholders and Xenith shareholders will own approximately 74% and 26%, respectively, of the stock in the combined company. The transaction is expected to close in the third quarter of 2016.

Immediately following the Merger, Xenith’s wholly owned subsidiary, Xenith Bank, a Virginia banking corporation, will merge with and into BOHR, pursuant to a separate merger agreement and related plan of merger in form and substance customary for similar Virginia bank mergers (the “Bank Merger”), with BOHR as the surviving entity in the Bank Merger.

Pursuant to the Merger Agreement, subject to the prior approval of the Company's shareholders, the Company will amend its Amended and Restated Articles of Incorporation to change its name to “Xenith Bankshares, Inc.” and will make conforming amendments to its bylaws. Immediately upon consummation of the Bank Merger, the Company, as the surviving corporation in the Merger and the sole shareholder of the surviving entity in the Bank Merger, will change the name of such surviving entity of the Bank Merger to “Xenith Bank.” The surviving corporation’s headquarters will be Xenith’s current headquarters in Richmond, Virginia.
The Merger Agreement provides that the Board of Directors of the surviving corporation (the “Surviving Corporation Board”) will consist of 13 members, eight of whom will be designated by the Company, and five of whom will be designated by Xenith, each of whom will be mutually agreeable to the Company and Xenith. In addition, the Chairman of the Surviving Corporation Board will be chosen from the directors designated by the Company, and each committee of the Surviving Corporation Board will include at least one director designated by Xenith.
The completion of the Merger is subject to customary conditions, including (1) approval of the Plan of Merger by Xenith's shareholders and by the Company's shareholders, (2) authorization for listing on the NASDAQ of the shares of HMPR Common Stock to be issued in the Merger, (3) the receipt of required regulatory approvals, including the approval of the Federal Reserve and the Bureau of Financial Institutions, including with respect to a contemplated distribution of cash to the surviving corporation from Bank of Hampton Roads and Xenith Bank immediately prior to closing of the Merger, (4) effectiveness of the registration statement on Form S-4 for the HMPR Common Stock to be issued in the Merger, (5) the absence of any order, injunction or other legal restraint preventing the completion of the Merger or making the completion of the Merger illegal and (6) the receipt of an accountant’s opinion to the effect that an “ownership change” as defined in Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), has not occurred with respect to the Company in the three years prior to and including closing of the Merger. Each party’s obligation to complete the Merger is also subject to certain additional customary conditions, including (1) subject to certain exceptions, the accuracy of the representations and warranties of the other party, (2) performance in all material respects by the other party of its obligations under the Merger Agreement, (3) receipt by such party of an opinion from its counsel to the effect that the Merger will qualify as a reorganization within the meaning of Section 368(a) of the Code and (4) the other party’s adjusted shareholders’ equity meeting certain minimum thresholds. The Merger Agreement provides certain termination rights for both the Company and Xenith and further provides that a termination fee of $4,000,000 will be payable by either the Company or Xenith, as applicable, upon termination of the Merger Agreement under certain circumstances.
The Merger Agreement was unanimously approved and adopted by the Board of Directors of each of the Company and Xenith.

Hampton Roads Bankshares, Inc., et al. v. Scott C. Harvard
On January 14, 2016, in the case of Hampton Roads Bankshares, Inc., et al. v. Scott C. Harvard (docket number: 150323), the Supreme Court of Virginia reversed and vacated the award of damages in favor of Harvard, in the matter of Scott C. Harvard v. Shore Bank et al (CL13-4525-00), the Circuit Court for the City of Norfolk, Virginia.